Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

The accompanying combined carve-out financial statements include the accounts of the legal entities comprising the Company as discussed in Note 1. These combined carve-out financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Euroseas. The combined carve-out financial statements reflect the financial position, results of operations and cash flows of the Predecessor as they were historically managed, in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission, or the SEC.

These financial statements are presented as if such businesses had been combined throughout the periods presented. All intercompany accounts and transactions between the entities comprising the Company have been eliminated. The Company has no common capital structure for the combined business and, accordingly, has not presented historical earnings per share.

During the periods presented the Company is dependent upon its Parent Company for a major part of its working capital and financing requirements, as Euroseas Ltd. uses a centralized approach to cash management and financing of its operations. Financial transactions relating to the Company are accounted for through the net parent investment account. Accordingly, none of Euroseas Ltd.’s cash and cash equivalents or debt and the related interest expense at the corporate level have been assigned to the Company in the combined carve-out financial statements. Net parent contributions to equity, financing part or all of the acquisition cost of the vessels owned by the Subsidiaries are accounted for through the net parent investment account. Net parent investment represents Euroseas Ltd.’s interest in the Company’s net assets and includes the Company’s cumulative earnings as adjusted for cash distributions to and cash contributions from Euroseas Ltd. Transactions with Euroseas Ltd. are reflected in the accompanying combined carve-out statements of cash flows as a financing activity, in the combined carve-out statement of changes in net parent investment as “Net transfers to parent” and in the combined carve-out balance sheets within “Net parent investment”. Euroseas did not incur any debt in connection with the acquisition of the vessels, except for mortgage debt financing directly allocated to the Company (see Note 8). As a result, there was no intercompany financing excluded from the asset or liability balances.

The combined carve-out income statements reflect intercompany expense allocations made to Euroholdings Ltd. Predecessor by Euroseas for certain corporate functions and for shared services provided by Euroseas. These allocations were made by Euroseas on a pro-rata basis, based on the number of calendar days of Euroholdings’ vessels compared to the number of calendar days of the total Euroseas fleet. See Note 6. “General and administrative expenses” and Note 7. “Related Party Transactions” for further information on expenses allocated by Euroseas.

Both the Company and Euroseas consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by Euroholdings Ltd. Predecessor during the periods presented. Nevertheless, the combined carve-out financial statements may not be indicative of the Company’s future performance and may not include all of the actual expenses that would have been incurred by the Company as an independent publicly traded company or reflect the Company’s financial position, results of operations and cash flows that would have been reported if the Company had been a stand-alone entity during the periods presented.

Use of estimates

The preparation of the accompanying combined carve-out financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the combined carve-out financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign currency translation

The Company’s functional currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying combined carve-out income statements.

Cash equivalents

Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.

Trade accounts receivable, net

The amount shown as trade accounts receivable, net, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. Bad debts are written off in the period in which they are identified. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories

Inventories consist of lubricants and bunkers, which are stated at the lower of cost and net realizable value, which is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses to prepare the vessel for her initial voyage, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are expensed as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of 25 years from the completion of their construction. On nearing the completion of such period, each vessel’s useful life is further assessed based on the Company’s intentions of future use of such vessel and may be increased for up to 3 additional years. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is $250 per light weight ton as of December 31, 2023 and 2024.

Impairment of vessels

The Company reviews its vessels held for use for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessels may not be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related vessels. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the asset is less than its carrying amount, the Company records a charge under “Impairment loss” in the combined carve-out income statements, to reduce the vessel’s carrying value to its fair market value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels. As of December 31, 2023 and 2024, there were no indicators of impairment for any of the Company’s vessels.

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Claims receivable amount to $63,217 and nil as of December 31, 2023 and 2024, respectively, and are presented under “Other receivables” in the combined carve-out balance sheets. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the combined carve-out income statements and the combined carve-out statements of cash flow.

Revenue and expense recognition

Revenues are generated from time charters or infrequently from voyage charter agreements. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified fixed or index-linked daily charter hire rate. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or “dead” freight.

The time charter hire rate is generally payable 15 or 30 days in advance as determined in the charter party agreement. The duration of the time charter contracts that the Company enters into depends on the market conditions, with the duration decreasing during weak market conditions. During 2022, 2023 and 2024 the duration of the Company’s time charter contracts ranged from 1 month to 3 years and certain time charter contracts included renewal options up to 3 months. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. A time charter generally provides typical warranties and owner protective restrictions. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842, because (i) the vessel is an identifiable asset, (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use.  In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

The Company, making use of the practical expedient for lessors, elected not to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the fee for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants, respectively.

Both the lease component and non-lease component are earned by the passage of time. Revenues under a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and are recorded in “Time charter revenue” in the combined carve-out income statements. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight-line basis over the charter period.

The Company has determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, and any change in the terms of the voyage charter requires the Company’s consent and are therefore considered service contracts that fall under the provisions of ASC 606 “Revenue from contracts with customers”. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The majority of revenue from voyage charter agreements is usually collected in advance.

The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight-line basis over the voyage days from the loading of cargo to its discharge.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, holds cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the voyage related costs, such as the cost of bunkers, port charges, canal tolls and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may be recovered from the charterer; such amounts recovered are recorded as other income within “Time charter revenue” in the combined carve-out income statements.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of bunker consumption, port and canal expenses and agency fees related to the voyage. All voyage costs are expensed as incurred with the exception of the contract fulfilment costs that incur from the later of the end of the previous vessel employment and the contract date and until the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract fulfilment costs are recorded under “Other receivables” and are amortized on a straight-line basis as the related performance obligations are satisfied.

Commissions

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the combined carve-out income statements.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to 9 months). Accordingly, they are not liable for any pension or post- retirement benefits.

Financing costs

Fees paid to lenders and fees required to be paid to third parties on the lenders’ behalf for obtaining new loans or for refinancing or amending existing loans, are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and other financing costs over the duration of the underlying loan using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment pursuant to the provisions of Subtopic 470-50 “Modifications and Extinguishments”, is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Recent accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. The Company adopted ASU 2023-07 as of January 1, 2024. The adoption of this ASU affected only the Company’s disclosures, with no impact to its financial condition and results of operations.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expenses Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its financial statements.